Pacer Trendpilot US Mid Cap ETF
Schedule of Investments
January 31, 2021 (Unaudited)
	Shares	Value

COMMON STOCKS - 47.1%
Aerospace/Defense - 0.2%
Hexcel Corp.	9,211	$402,152
Mercury Systems, Inc. (a)	6,158	437,588
		839,740
Agriculture - 0.2%
Darling Ingredients, Inc. (a)	16,569	1,027,444
Airlines - 0.1%
JetBlue Airways Corp. (a)	32,141	460,902
Apparel - 0.5%
Carter's, Inc.	4,828	425,057
Columbia Sportswear Co. (b)	3,132	273,925
Deckers Outdoor Corp. (a)	2,869	837,690
Skechers U.S.A, Inc. - Class A (a)	15,023	517,993
Urban Outfitters, Inc. (a)(b)	7,765	212,994
		2,267,659
Auto Parts & Equipment - 0.8%
Adient PLC (a)	9,631	310,985
Dana, Inc.	15,939	308,579
Fox Factory Holding Corp. (a)	4,334	518,520
Gentex Corp.	27,071	894,697
Lear Corp.	6,040	910,590
The Goodyear Tire & Rubber Co.	25,740	271,557
Visteon Corp. (a)	3,084	393,148
		3,608,076
Banks - 3.4%
Associated Banc-Corp.	16,973	304,496
BancorpSouth Bank	10,769	297,763
Bank of Hawaii Corp.	4,414	345,131
Bank OZK (b)	13,379	497,164
Cathay General Bancorp	8,355	282,566
CIT Group, Inc.	10,886	401,693
Commerce Bancshares, Inc.	11,637	777,933
Cullen Frost Bankers, Inc.	6,287	579,913
East West Bancorp, Inc.	15,655	938,361
First Financial Bankshares, Inc. (b)	15,693	594,451
First Horizon Corp.	61,155	849,443
FNB Corp.	35,689	351,894
Fulton Financial Corp.	17,886	239,672
Glacier Bancorp, Inc.	9,751	454,884
Hancock Whitney Corp.	9,506	324,535
Home BancShares, Inc.	16,973	359,828
International Bancshares Corp.	6,158	232,834
PacWest Bancorp	12,886	389,028
Pinnacle Financial Partners, Inc. (b)	7,750	531,107
Prosperity Bancshares, Inc.	10,226	689,641
Signature Bank (b)	5,912	976,603
Synovus Financial Corp.	16,285	605,802
TCF Financial Corp.	16,827	653,897
Texas Capital Bancshares, Inc. (a)	5,566	335,185
Trustmark Corp.	6,974	191,576
UMB Financial Corp.	4,659	330,649
Umpqua Holdings Corp.	24,333	353,072
United Bankshares, Inc.	14,038	444,443
Valley National Bancorp	43,268	441,766
Webster Financial Corp.	9,980	466,565
Wintrust Financial Corp.	6,354	382,447
		14,624,342
Beverages - 0.2%
The Boston Beer Co., Inc. - Class A (a)(b)	940	861,877
Biotechnology - 0.9%
Arrowhead Pharmaceuticals, Inc. (a)(b)	11,260	868,934
Emergent BioSolutions, Inc. (a)	4,736	506,042
Exelixis, Inc. (a)	33,916	753,274
Halozyme Therapeutics, Inc. (a)	8,257	392,951
Ligand Pharmaceuticals, Inc. (a)(b)	1,754	325,104
Nektar Therapeutics (a)	19,682	387,735
United Therapeutics Corp. (a)	4,870	797,803
		4,031,843
Building Materials - 1.3%
Builders FirstSource, Inc. (a)(b)	12,244	468,333
Eagle Materials, Inc.	4,583	504,267
Lennox International, Inc. (b)	3,561	981,020
Louisiana-Pacific Corp.	12,363	469,918
MDU Resources Group, Inc.	22,166	582,744
Owens Corning	11,920	924,992
Simpson Manufacturing Co., Inc.	4,441	408,572
Trex Co., Inc. (a)(b)	12,801	1,174,748
		5,514,594
Chemicals - 1.0%
Ashland Global Holdings, Inc. (b)	5,694	455,463
Cabot Corp.	6,236	273,823
Ingevity Corp. (a)	4,532	297,707
Minerals Technologies, Inc.	3,744	230,743
NewMarket Corp.	790	309,830
OLIN Corp.	14,885	355,900
RPM International, Inc.	14,334	1,182,125
Sensient Technologies Corp.	4,660	328,670
The Chemours Co. (b)	18,149	478,045
Valvoline, Inc.	20,471	485,981
		4,398,287
Commercial Services - 2.1%
Adtalem Global Education, Inc. (a)	5,744	221,661
ASGN, Inc. (a)	5,787	479,800
Avis Budget Group, Inc. (a)(b)	5,913	244,443
CoreLogic, Inc.	7,947	598,330
FTI Consulting, Inc. (a)(b)	3,649	401,280
Graham Holdings Co. - Class B	474	269,284
Grand Canyon Education, Inc. (a)	5,252	446,105
H&R Block, Inc. (b)	20,253	348,959
HealthEquity, Inc. (a)(b)	8,403	702,071
Insperity, Inc.	4,040	317,100
John Wiley & Sons, Inc. - Class A (b)	4,828	220,205
LiveRamp Holdings, Inc. (a)	7,237	547,913
ManpowerGroup, Inc.	6,404	566,370
Paylocity Holding Corp. (a)	3,830	717,972
Sabre Corp. (b)	32,687	352,366
Service Corp. International	18,492	932,551
Strategic Education, Inc.	2,464	217,744
The Brink's Co. (b)	5,566	379,212
WEX, Inc. (a)	4,509	850,397
WW International, Inc. (a)(b)	5,152	136,837
		8,950,600
Computers - 1.0%
CACI International, Inc. (a)	2,582	622,830
Lumentum Holdings, Inc. (a)(b)	8,276	776,289
Maximus, Inc.	6,778	508,757
NCR Corp. (a)	14,116	470,910
NetScout Systems, Inc. (a)	7,525	219,993
Perspecta, Inc.	15,073	436,363
Qualys, Inc. (a)(b)	3,694	511,508
Science Applications International Corp.	6,128	588,472
		4,135,122
Cosmetics/Personal Care - 0.1%
Coty, Inc.	29,674	189,023
Edgewell Personal Care Co. (b)	5,990	200,066
		389,089
Distribution/Wholesale - 0.6%
Avient Corp.	10,098	388,066
IAA, Inc. (a)(b)	13,744	785,332
KAR Auction Services, Inc.	14,285	263,701
Univar Solutions, Inc. (a)	17,732	329,638
Watsco, Inc. (b)	3,626	864,765
		2,631,502
Diversified Financial Services - 1.6%
Affiliated Managers Group, Inc.	4,638	511,061
Alliance Data Systems Corp.	5,016	339,332
Eaton Vance Corp.	12,590	845,292
Evercore, Inc.	4,482	488,986
Federated Hermes, Inc.	10,591	285,957
Interactive Brokers Group, Inc.	8,472	518,402
Janus Henderson Group PLC	15,208	467,798
Jefferies Financial Group, Inc.	22,665	529,228
LendingTree, Inc. (a)(b)	1,110	361,327
Navient Corp.	18,834	211,977
PROG Holdings, Inc.	7,488	353,284
SEI Investments Co.	12,745	673,573
SLM Corp. (b)	41,451	575,340
Stifel Financial Corp. (b)	11,346	587,950
		6,749,507
Electric - 0.7%
ALLETE, Inc.	5,694	357,811
Black Hills Corp.	6,946	410,648
Hawaiian Electric Industries, Inc. (b)	12,048	398,307
IDACORP, Inc.	5,566	491,478
NorthWestern Corp.	5,566	303,180
OGE Energy Corp.	22,116	674,980
PNM Resources, Inc.	8,816	427,752
		3,064,156
Electrical Components & Equipment - 1.0%
Acuity Brands, Inc. (b)	3,770	453,305
Belden, Inc.	4,565	215,651
Energizer Holdings, Inc. (b)	6,110	267,862
EnerSys	4,710	387,303
Generac Holdings, Inc. (a)	6,422	1,582,509
Littelfuse, Inc.	2,660	647,364
Universal Display Corp.	4,379	1,010,761
		4,564,755
Electronics - 1.9%
Arrow Electronics, Inc. (a)	8,148	795,489
AVNET, Inc.	10,920	385,585
Coherent, Inc. (a)	2,660	534,235
Hubbell, Inc.	5,990	932,044
II-VI, Inc. (a)(b)	10,605	891,562
Jabil, Inc.	13,755	569,044
National Instruments Corp. (b)	13,775	570,285
nVent Electric PLC	17,389	389,166
SYNNEX Corp.	4,532	369,902
Trimble, Inc. (a)	25,574	1,685,582
Vishay Intertechnology, Inc.	14,659	315,902
Woodward, Inc.	6,285	703,606
		8,142,402
Energy-Alternate Sources - 1.3%
Enphase Energy, Inc. (a)	12,910	2,354,138
First Solar, Inc. (a)(b)	8,673	859,928
SolarEdge Technologies, Inc. (a)	5,240	1,510,849
Sunrun, Inc. (a)(b)	15,950	1,104,857
		5,829,772
Engineering & Construction - 0.8%
AECOM (a)	15,410	772,041
Dycom Industries, Inc. (a)	3,498	283,828
EMCOR Group, Inc.	6,058	534,921
Fluor Corp.	12,793	221,191
KBR, Inc.	15,743	457,334
MasTec, Inc. (a)(b)	5,737	442,610
TopBuild Corp. (a)	3,676	735,016
		3,446,941
Entertainment - 1.1%
Caesars Entertainment, Inc. (a)	18,657	1,313,266
Churchill Downs, Inc.	3,872	725,806
Cinemark Holdings, Inc. (b)	11,837	239,581
Marriott Vacations Worldwide Corp.	4,314	529,587
Penn National Gaming, Inc. (a)(b)	15,086	1,564,720
Scientific Games Corp. (a)	6,058	237,595
Six Flags Entertainment Corp.	8,682	296,924
		4,907,479
Environmental Control - 0.4%
Clean Harbors, Inc. (a)	5,659	438,346
Stericycle, Inc. (a)	10,098	661,217
Tetra Tech, Inc.	5,940	722,126
		1,821,689
Food - 0.9%
Flowers Foods, Inc.	21,304	489,140
Grocery Outlet Holding Corp. (a)(b)	8,759	373,922
Ingredion, Inc.	7,388	557,572
Lancaster Colony Corp. (b)	2,168	378,489
Pilgrim's Pride Corp. (a)	5,745	111,338
Post Holdings, Inc. (a)	6,264	594,140
Sanderson Farms, Inc.	2,168	295,260
Sprouts Farmers Market, Inc. (a)	13,004	294,541
The Hain Celestial Group, Inc. (a)	8,680	360,958
Tootsie Roll Industries, Inc.	1,839	72,788
TreeHouse Foods, Inc. (a)	6,236	263,346
		3,791,494
Food Service - 0.1%
Healthcare Services Group, Inc.	8,226	266,687
Forest Products & Paper - 0.0% (c)
Domtar Corp.	6,108	183,057
Gas - 0.6%
National Fuel Gas Co.	9,980	401,795
New Jersey Resources Corp. (b)	10,590	370,756
ONE Gas, Inc.	5,812	425,031
Southwest Gas Holdings, Inc.	6,058	363,238
Spire, Inc.	5,660	346,335
UGI Corp.	23,003	827,878
		2,735,033
Hand/Machine Tools - 0.5%
Kennametal, Inc. (b)	9,142	346,299
Lincoln Electric Holdings, Inc.	6,576	752,952
MSA Safety, Inc. (b)	3,946	616,050
Regal Beloit Corp.	4,463	560,017
		2,275,318
Healthcare-Products - 2.4%
Avanos Medical, Inc. (a)	5,270	238,731
Bio-Techne Corp.	3,951	1,283,719
Cantel Medical Corp.	4,082	322,356
Globus Medical, Inc. (a)	8,354	515,358
Haemonetics Corp. (a)	5,566	636,138
Hill-Rom Holdings, Inc.	7,364	707,239
ICU Medical, Inc. (a)	2,118	433,089
Integra LifeSciences Holdings Corp. (a)	7,763	512,668
LivaNova PLC (a)	5,370	337,773
Masimo Corp. (a)	5,177	1,324,898
Neogen Corp. (a)	2,966	239,860
NuVasive, Inc. (a)	5,660	304,168
Patterson Cos., Inc. (b)	9,506	301,150
Penumbra, Inc. (a)(b)	3,675	959,506
Quidel Corp. (a)(b)	4,209	1,056,333
Repligen Corp. (a)	5,150	1,030,000
		10,202,986
Healthcare-Services - 1.9%
Acadia Healthcare Co., Inc. (a)	9,802	496,765
Amedisys, Inc. (a)	3,576	1,027,421
Charles River Laboratories International, Inc. (a)	5,087	1,317,787
Chemed Corp.	1,633	845,731
Encompass Health Corp.	10,964	881,506
LHC Group, Inc. (a)	3,342	665,793
Medpace Holdings, Inc. (a)	2,880	382,435
Molina Healthcare, Inc. (a)	6,061	1,294,690
Syneos Health, Inc. (a)	7,767	577,477
Tenet Healthcare Corp. (a)	11,575	547,150
		8,036,755
Home Builders - 0.6%
KB Home	9,605	399,952
Taylor Morrison Home Corp. (a)	14,334	372,397
Thor Industries, Inc. (b)	6,108	739,129
Toll Brothers, Inc.	12,759	651,985
Tri Pointe Homes, Inc. (a)	14,413	291,143
		2,454,606
Home Furnishings - 0.2%
Herman Miller, Inc.	6,482	222,009
Tempur Sealy International, Inc. (a)	20,208	533,491
		755,500
Household Products/Wares - 0.2%
Helen of Troy Ltd. (a)(b)	2,788	680,969
Housewares - 0.2%
The Scotts Miracle-Gro Co.	4,363	966,012
Insurance - 2.3%
Alleghany Corp.	1,579	895,056
American Financial Group, Inc.	7,545	710,286
Brighthouse Financial, Inc. (a)	9,148	323,473
Brown & Brown, Inc.	24,098	1,038,383
CNO Financial Group, Inc.	15,862	336,433
Essent Group Ltd.	12,217	511,037
First American Financial Corp.	12,294	642,853
Genworth Financial, Inc. (a)	56,020	159,097
Kemper Corp.	6,778	476,832
Mercury General Corp.	3,006	159,348
MGIC Investment Corp.	34,611	405,641
Old Republic International Corp.	31,573	571,471
Primerica, Inc.	4,174	581,480
Reinsurance Group of America, Inc.	7,488	786,615
RenaissanceRe Holdings Ltd. (b)	5,566	837,349
RLI Corp. (b)	4,414	427,187
Selective Insurance Group, Inc.	6,600	428,868
The Hanover Insurance Group, Inc.	4,210	473,499
		9,764,908
Internet - 0.3%
GrubHub, Inc. (a)	10,176	765,948
TripAdvisor, Inc. (a)	11,134	344,820
Yelp, Inc. (a)	7,239	235,919
		1,346,687
Iron/Steel - 0.5%
Commercial Metals Co.	13,151	258,943
Reliance Steel & Aluminum Co.	7,024	815,346
Steel Dynamics, Inc.	20,427	700,033
United States Steel Corp. (b)	24,333	432,154
		2,206,476
Leisure Time - 0.5%
Brunswick Corp. (b)	8,718	753,759
Harley-Davidson, Inc. (b)	16,945	679,325
Polaris Industries, Inc.	6,354	741,321
		2,174,405
Lodging - 0.4%
Boyd Gaming Corp.	8,846	399,486
Choice Hotels International, Inc.	3,041	306,046
Wyndham Destinations, Inc.	9,388	415,325
Wyndham Hotels & Resorts, Inc.	10,295	598,860
		1,719,717
Machinery-Construction & Mining - 0.2%
Oshkosh Corp.	7,516	688,390
Terex Corp.	7,021	251,071
		939,461
Machinery-Diversified - 1.8%
AGCO Corp.	6,847	759,332
Cognex Corp.	18,962	1,557,349
Colfax Corp. (a)	10,528	390,799
Crane Co.	5,448	412,305
Curtiss-Wright Corp.	4,582	475,566
Graco, Inc.	18,403	1,268,703
Nordson Corp.	5,829	1,043,333
The Middleby Corp. (a)	6,158	835,764
The Toro Co.	11,837	1,115,637
		7,858,788
Media - 0.9%
Cable One, Inc.	592	1,184,000
FactSet Research Systems, Inc.	3,889	1,175,800
TEGNA, Inc.	24,165	387,365
The New York Times Co. - Class A	15,939	790,415
World Wrestling Entertainment, Inc. - Class A (b)	5,125	288,691
		3,826,271
Metal Fabricate/Hardware - 0.3%
The Timken Co.	7,488	566,542
Valmont Industries, Inc.	2,345	452,397
Worthington Industries, Inc.	4,040	211,454
		1,230,393
Mining - 0.2%
Compass Minerals International, Inc.	3,744	218,126
Royal Gold, Inc. (b)	7,238	773,597
		991,723
Miscellaneous Manufacturing - 0.9%
Axon Enterprise, Inc. (a)	6,947	1,140,420
Carlisle Cos., Inc.	5,458	791,028
Donaldson Co., Inc.	13,941	828,653
ITT, Inc.	9,506	710,193
Trinity Industries, Inc. (b)	8,636	240,167
		3,710,461
Office Furnishings - 0.0% (c)
HNI Corp.	4,710	151,945
Oil & Gas - 0.4%
Cimarex Energy Co.	11,310	477,056
CNX Resources Corp. (a)	22,950	290,776
Devon Energy Corp.	23,319	383,831
EQT Corp. (b)	28,174	459,518
Murphy Oil Corp.	16,158	199,874
		1,811,055
Oil & Gas Services - 0.1%
ChampionX Corp. (a)	20,515	313,674
Packaging & Containers - 0.5%
AptarGroup, Inc.	7,106	944,885
Greif, Inc. - Class A	2,906	131,235
O-I Glass, Inc.	17,319	218,912
Silgan Holdings, Inc.	8,553	311,586
Sonoco Products Co.	11,083	641,816
		2,248,434
Pharmaceuticals - 0.4%
Jazz Pharmaceuticals PLC (a)	5,701	886,505
PRA Health Sciences, Inc. (a)	7,024	865,638
Prestige Brands Holdings, Inc. (a)	5,524	220,960
		1,973,103
Pipelines - 0.1%
Antero Midstream Corp. (b)	31,079	251,740
Equitrans Midstream Corp.	44,899	298,578
		550,318
Real Estate - 0.2%
Jones Lang LaSalle, Inc. (a)(b)	5,694	832,520
Retail - 2.9%
American Eagle Outfitters, Inc. (b)	17,194	390,132
AutoNation, Inc. (a)(b)	6,354	452,913
BJ's Wholesale Club Holdings, Inc. (a)(b)	14,477	609,047
Casey's General Stores, Inc. (b)	4,082	765,293
Cracker Barrel Old Country Store, Inc. (b)	2,631	356,001
Dick's Sporting Goods, Inc. (b)	7,192	481,936
FirstCash, Inc.	4,582	269,788
Five Below, Inc. (a)	6,158	1,082,145
Foot Locker, Inc.	11,506	504,193
Jack in the Box, Inc. (b)	2,505	235,821
Kohl's Corp.	16,116	710,071
Lithia Motors, Inc. - Class A	2,676	852,788
MSC Industrial Direct Co., Inc.	5,024	389,712
Murphy USA, Inc.	3,035	378,070
Nordstrom, Inc. (b)	11,970	424,337
Nu Skin Enterprises, Inc.	5,744	332,405
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	6,236	590,736
Papa John's International, Inc. (b)	3,461	353,991
RH (a)(b)	1,593	757,248
Texas Roadhouse, Inc. (b)	7,192	548,102
The Wendy's Co.	19,682	401,513
Williams-Sonoma, Inc. (b)	7,829	1,009,315
Wingstop, Inc.	3,104	465,755
World Fuel Services Corp.	6,974	213,335
		12,574,647
Savings & Loans - 0.3%
New York Community Bancorp, Inc. (b)	51,287	536,462
Sterling Bancorp	21,504	396,964
Washington Federal, Inc.	8,354	218,708
		1,152,134
Semiconductors - 1.5%
Cirrus Logic, Inc. (a)	6,449	604,207
CMC Materials, Inc.	3,202	471,687
Cree, Inc. (a)(b)	11,971	1,210,029
MKS Instruments, Inc. (b)	6,058	957,588
Monolithic Power Systems, Inc.	4,333	1,539,471
Semtech Corp. (a)	7,192	510,272
Silicon Laboratories, Inc. (a)	4,828	633,289
Synaptics, Inc. (a)(b)	3,744	371,480
		6,298,023
Software - 1.9%
ACI Worldwide, Inc. (a)	12,786	490,855
Blackbaud, Inc.	5,498	365,562
CDK Global, Inc.	13,414	669,359
Ceridian HCM Holding, Inc. (a)(b)	13,296	1,235,331
CommVault Systems, Inc. (a)	4,816	302,348
Concentrix Corp. (a)	4,532	484,561
Fair Isaac Corp. (a)	2,978	1,340,428
J2 Global, Inc. (a)	4,387	450,282
Manhattan Associates, Inc. (a)	7,024	795,328
PTC, Inc. (a)	11,506	1,529,262
Sailpoint Technologies Holdings, Inc. (a)(b)	5,685	314,437
Teradata Corp. (a)(b)	11,999	322,773
		8,300,526
Telecommunications - 0.4%
Ciena Corp. (a)	16,973	906,189
InterDigital, Inc. (b)	3,379	216,966
Telephone and Data Systems, Inc.	10,787	202,256
Viasat, Inc. (a)(b)	6,449	280,789
		1,606,200
Toys/Games/Hobbies - 0.2%
Mattel, Inc. (a)	38,349	694,884
Transportation - 0.7%
Kirby Corp. (a)	6,600	335,016
Knight-Swift Transportation Holdings, Inc.	13,495	539,800
Landstar System, Inc.	4,236	590,498
Ryder System, Inc.	5,940	371,785
Werner Enterprises, Inc. (b)	6,312	247,683
XPO Logistics, Inc. (a)	10,048	1,109,400
		3,194,182
Trucking & Leasing - 0.1%
GATX Corp. (b)	3,822	354,682
Water - 0.3%
Essential Utilities, Inc.	24,656	1,141,573
TOTAL COMMON STOCKS (Cost $161,966,862)		203,583,385

REAL ESTATE INVESTMENT TRUSTS - 4.4%
American Campus Communities, Inc.	15,201	625,673
Apartment Income REIT Corp. (a)	15,220	590,079
Brixmor Property Group, Inc.	32,749	554,441
Camden Property Trust	10,768	1,099,951
CoreSite Realty Corp.	4,372	587,772
Corporate Office Properties Trust	12,363	324,776
Cousins Properties, Inc. (b)	16,403	517,351
CyrusOne, Inc. (b)	12,313	898,233
Douglas Emmett, Inc.	18,225	505,015
EastGroup Properties, Inc.	4,337	586,102
EPR Properties	8,554	339,080
First Industrial Realty Trust, Inc.	14,038	570,504
Healthcare Realty Trust, Inc. (b)	14,904	447,269
Highwoods Properties, Inc.	11,457	429,523
Hudson Pacific Properties, Inc. (b)	16,945	397,191
JBG SMITH Properties	11,774	351,572
Kilroy Realty Corp.	11,709	663,081
Lamar Advertising Co. - Class A	9,556	771,934
Life Storage, Inc.	7,803	636,569
Medical Properties Trust, Inc.	58,388	1,232,571
National Retail Properties, Inc.	19,012	741,468
Omega Healthcare Investors, Inc. (b)	25,072	908,108
Park Hotels & Resorts, Inc.	26,037	434,297
Pebblebrook Hotel Trust (b)	14,462	265,811
Physicians Realty Trust (b)	22,359	394,189
PotlatchDeltic Corp.	7,389	352,899
PS Business Parks, Inc.	2,219	302,050
Rayonier, Inc.	15,271	469,583
Rexford Industrial Realty, Inc.	13,342	652,957
Sabra Health Care REIT, Inc. (b)	22,707	381,250
Service Properties Trust	18,175	192,837
Spirit Realty Capital, Inc.	11,685	450,574
STORE Capital Corp.	24,163	749,536
The Macerich Co. (b)	12,838	201,557
Urban Edge Properties	12,217	168,472
Weingarten Realty Investors	13,286	299,068
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $17,008,897)		19,093,343

SHORT-TERM INVESTMENTS - 48.5%	Principal Amount
Money Market Deposit Accounts - 1.4%
U.S. Bank Money Market Deposit Account 0.005% (d)	$5,959,404	5,959,404
U.S. Treasury Bills - 47.1%
0.00% 02/18/2021 (d)	203,579,000	203,575,875
TOTAL SHORT-TERM INVESTMENTS (Cost $209,531,430)		209,535,279

INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 29.2%	Shares
Mount Vernon Liquid Assets Portfolio, LLC 0.15% (d)	126,103,274	126,103,274
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURIITES LENDING (Cost $126,103,274)		126,103,274
Total Investments (Cost $514,610,463) - 129.2%		558,315,281
Liabilities in Excess of Other Assets - (29.2)%		(126,277,726)
TOTAL NET ASSETS - 100.0%		$432,037,555

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of January 31, 2021. The total value of securities on loan is $122,727,442 or 28.4% of net assets.
(c)	Less than 0.05%.
(d)	The rate shown is as of January 31, 2021.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease. Categories are shown as a percentage of net assets.

Summary of Fair Value Disclosure at January 31, 2021 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company's net asset value per share, with the exception of exchange-traded open end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturies of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

Any securities for which there are no readily available market quotations and other assets will be valued at their fair value as determined in good faith by the Fair Value Pricing Committee using the Fair Value Procedures approved by the Board of Trustees (the “Board”).

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of January 31, 2021:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 203,583,385	$ -	$ -	$ -	$ 203,583,385
Real Estate Investment Trusts	19,093,343	-	-	-	19,093,343
Short-Term Investments	5,959,404	203,575,875	-	-	209,535,279
Investments Purchased with Proceeds from Securities Lending	-	-	-	126,103,274	126,103,274
Total Investments in Securities	$ 228,636,132	$ 203,575,875	$ -	$ 126,103,274	$ 558,315,281
^ See Schedule of Investments for industry breakouts.
For the period ended January 31, 2021, the Fund did not recognize any transfers to or from Level 3.